Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three Months Ended March 31,
	2020	2019
Revenue:
Integrated Networks - Group A	$90,621	$73,739
Integrated Networks - Group B	117,707	133,171
Media & Data Network	41,058	43,232
All Other	78,356	78,649
Total	$327,742	$328,791

Adjusted EBITDA:
Integrated Networks - Group A	$16,303	$915
Integrated Networks - Group B	17,135	18,280
Media & Data Network	1,787	31
All Other	9,905	6,801
Corporate	(5,562)	(4,552)
Total Adjusted EBITDA	$39,568	$21,475

Depreciation and amortization	$(9,206)	$(8,838)
Impairment and other losses	(161)	—
Stock-based compensation	(3,070)	(2,972)
Deferred acquisition consideration adjustments	4,600	7,643
Distributions from non-consolidated affiliates	14	—
Other items, net	(2,416)	(1,626)
Total Operating Income	$29,329	$15,682

Other Income (Expenses):
Interest expense and finance charges, net	$(15,612)	$(16,760)
Foreign exchange gain (loss)	(14,757)	5,442
Other, net	16,334	(3,383)
Income before income taxes and equity in earnings of non-consolidated affiliates	15,294	981
Income tax expense	13,500	748
Income before equity in earnings of non-consolidated affiliates	1,794	233
Equity in earnings of non-consolidated affiliates	—	83
Net income	1,794	316
Net income attributable to the noncontrolling interest	(791)	(429)
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)

	Three Months Ended March 31,
	2020	2019
Depreciation and amortization:
Integrated Networks - Group A	$1,741	$1,942
Integrated Networks - Group B	4,526	3,773
Media & Data Network	808	993
All Other	1,899	1,913
Corporate	232	217
Total	$9,206	$8,838

Stock-based compensation:
Integrated Networks - Group A	$1,961	$3,595
Integrated Networks - Group B	900	864
Media & Data Network	(13)	—
All Other	80	86
Corporate	142	(1,573)
Total	$3,070	$2,972

Capital expenditures:
Integrated Networks - Group A	$358	$1,881
Integrated Networks - Group B	477	1,168
Media & Data Network	86	138
All Other	323	418
Corporate	302	1
Total	$1,546	$3,606

	Years Ended December 31,
	2019	2018	2017
Revenue:
Integrated Networks - Group A	$392,101	$393,890	$337,104
Integrated Networks - Group B	531,717	551,317	591,630
Media & Data Network	161,451	183,287	200,757
All Other	330,534	346,594	384,288
Total	$1,415,803	$1,475,088	$1,513,779

Adjusted EBITDA
Integrated Networks - Group A	$74,822	$75,609	$69,084
Integrated Networks - Group B	84,568	74,091	91,155
Media & Data Network	7,746	12,205	23,707
All Other	37,618	38,307	51,906
Corporate	(30,601)	(38,761)	(32,360)
Total Adjusted EBITDA	$174,153	$161,451	$203,492

Depreciation and amortization	$(38,329)	$(46,196)	$(43,474)
Goodwill and other impairment	(8,599)	(87,204)	(5,471)
Stock compensation expense	(31,040)	(18,416)	(24,350)
Deferred acquisition consideration expense/(income)	(5,403)	457	4,898
Gain/(Loss) on investments	(2,048)	(779)	(3,939)
Other expense/(income)	(9,274)	(7,879)	(253)
Total Operating Income	$79,460	$1,434	$130,903

Other Income (expense):
Interest expense and finance charges, net	$(64,942)	$(67,075)	$(64,364)
Foreign exchange gain (loss)	8,750	(23,258)	18,137
Other, net	(2,401)	230	1,346
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	20,867	(88,669)	86,022
Income tax expense (benefit)	10,316	29,615	(168,358)
Income (loss) before equity in earnings of non-consolidated affiliates	10,551	(118,284)	254,380
Equity in earnings of non-consolidated affiliates	352	62	2,081
Net income (loss)	10,903	(118,222)	256,461
Net income attributable to the noncontrolling interest	(16,156)	(11,785)	(15,375)
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086

	Years Ended December 31,
	2019	2018	2017
Depreciation and amortization:
Integrated Networks - Group A	$8,559	$9,602	$8,599
Integrated Networks - Group B	15,904	19,032	14,401
Media & Data Network	4,303	3,820	4,605
All Other	8,695	12,980	14,771
Corporate	868	762	1,098
Total	$38,329	$46,196	$43,474

Stock-based compensation:
Integrated Networks - Group A	$24,420	$5,792	$9,257
Integrated Networks - Group B	4,303	6,890	9,058
Media & Data Network	63	320	643
All Other	374	755	3,258
Corporate	1,880	4,659	2,134
Total	$31,040	$18,416	$24,350

Capital expenditures:
Integrated Networks - Group A	$5,934	$8,228	$10,242
Integrated Networks - Group B	9,270	6,352	15,739
Media & Data Network	627	1,632	4,026
All Other	2,729	3,985	2,928
Corporate	36	67	23
Total	$18,596	$20,264	$32,958